Income Taxes income (loss) before income taxes (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Contingency [Line Items]
Income (Loss) from Continuing Operations before Income Taxes, Domestic			$ 9,993	$ 5,836	$ (17,139)
Income (Loss) from Continuing Operations before Income Taxes, Foreign			(10,660)	(5,050)	(3,294)
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest	$ 2,711	$ (8,600)	$ (667)	$ 786	$ (20,433)